Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Inventories recognised as an expense within cost of sales for inventories carried at net realisable value	₽ 769	₽ 796	₽ 1,628
Inventories recognized as expense	₽ 209,934	₽ 147,513	₽ 158,528